Non-Current Advance to A Third Party (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Non-Current Advance to A Third Party (Details) [Line Items]
Contract price installment payment, description	As of December 31, 2020, the total contract price was approximately $430,000 and shall be paid using installment payment method (30% within 30 working days after the signing of this contract, 50% within 30 working days upon launching of the official version, and 20% within 90 working days upon launching of the official version).
Product Development [Member]
Non-Current Advance to A Third Party (Details) [Line Items]
Development costs	$ 301,625
Software Development [Member]
Non-Current Advance to A Third Party (Details) [Line Items]
Development costs	$ 128,375